Risk management - Disclosure of credit and concentration risk (Details) € in Millions	Dec. 31, 2024 EUR (€)
Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 285,883
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,821,592
Credit risk | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	358,117
Credit risk | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	422,603
Credit risk | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	634,537
Credit risk | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	406,335
Credit risk | Central banks and Credit institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	359,739
Credit risk | Central banks and Credit institutions | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	76,925
Credit risk | Central banks and Credit institutions | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	82,039
Credit risk | Central banks and Credit institutions | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	130,073
Credit risk | Central banks and Credit institutions | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	70,702
Credit risk | Public sector
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	253,851
Credit risk | Public sector | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	73,743
Credit risk | Public sector | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	71,610
Credit risk | Public sector | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	98,828
Credit risk | Public sector | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,670
Credit risk | Central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	221,877
Credit risk | Central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	59,921
Credit risk | Central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	65,821
Credit risk | Central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	86,677
Credit risk | Central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,458
Credit risk | Other central government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	31,974
Credit risk | Other central government | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	13,822
Credit risk | Other central government | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,789
Credit risk | Other central government | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	12,151
Credit risk | Other central government | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	212
Credit risk | Other financial institutions (financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	189,113
Credit risk | Other financial institutions (financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	14,698
Credit risk | Other financial institutions (financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	50,470
Credit risk | Other financial institutions (financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	83,470
Credit risk | Other financial institutions (financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	40,475
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	450,349
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	106,017
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	107,575
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	175,493
Credit risk | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,264
Credit risk | Construction and property development
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	24,736
Credit risk | Construction and property development | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	3,702
Credit risk | Construction and property development | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,323
Credit risk | Construction and property development | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	10,691
Credit risk | Construction and property development | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	6,020
Credit risk | Civil engineering construction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,515
Credit risk | Civil engineering construction | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,337
Credit risk | Civil engineering construction | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,890
Credit risk | Civil engineering construction | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,218
Credit risk | Civil engineering construction | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	70
Credit risk | Large companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	274,798
Credit risk | Large companies | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	50,487
Credit risk | Large companies | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	63,963
Credit risk | Large companies | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	114,597
Credit risk | Large companies | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45,751
Credit risk | SMEs and individual entrepreneurs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	145,300
Credit risk | SMEs and individual entrepreneurs | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	49,491
Credit risk | SMEs and individual entrepreneurs | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	37,399
Credit risk | SMEs and individual entrepreneurs | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	48,987
Credit risk | SMEs and individual entrepreneurs | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	9,423
Credit risk | Households - other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	568,540
Credit risk | Households - other | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	86,734
Credit risk | Households - other | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	110,909
Credit risk | Households - other | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	146,673
Credit risk | Households - other | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	224,224
Credit risk | Residential
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	351,331
Credit risk | Residential | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	61,388
Credit risk | Residential | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	38,502
Credit risk | Residential | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45,953
Credit risk | Residential | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	205,488
Credit risk | Consumer loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	199,156
Credit risk | Consumer loans | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,793
Credit risk | Consumer loans | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	70,064
Credit risk | Consumer loans | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	95,189
Credit risk | Consumer loans | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	16,110
Credit risk | Other purposes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	18,053
Credit risk | Other purposes | Spain
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,553
Credit risk | Other purposes | Other EU countries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	2,343
Credit risk | Other purposes | America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	5,531
Credit risk | Other purposes | Rest of the world
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	€ 2,626